Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities [Abstract]
Accruals	$ 2,325	$ 2,366
Social security payable	340	217
Other	203	95
Other Current Liabilities	$ 2,868	$ 2,678